Convertible Notes Payable and Advisory Fee Liabilities (Details Textual 1) - USD ($)																			1 Months Ended																											3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 12, 2019	Mar. 04, 2019	Jan. 13, 2019	Nov. 13, 2018	Nov. 13, 2018	Oct. 20, 2018	Sep. 04, 2018	Jul. 31, 2018	Jul. 02, 2018	Mar. 05, 2018	Feb. 07, 2018	Jan. 03, 2018	Dec. 13, 2017	Dec. 07, 2017	Nov. 15, 2017	Nov. 09, 2017	Nov. 09, 2017	Nov. 09, 2017	Nov. 02, 2019	Mar. 31, 2019	Mar. 02, 2019	Dec. 18, 2018	Dec. 02, 2018	Nov. 27, 2018	Nov. 18, 2018	Nov. 02, 2018	Oct. 30, 2018	Oct. 23, 2018	Oct. 18, 2018	Oct. 17, 2018	Oct. 02, 2018	Sep. 18, 2018	Sep. 02, 2018	Aug. 29, 2018	Aug. 01, 2018	Jun. 01, 2018	Apr. 20, 2018	Feb. 28, 2018	Jan. 31, 2018	Jan. 09, 2018	Dec. 20, 2017	Dec. 07, 2017	Nov. 28, 2017	Nov. 15, 2017	Oct. 19, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Dec. 18, 2019	Nov. 19, 2019	Nov. 18, 2019	Nov. 01, 2019	Oct. 29, 2019	Oct. 22, 2019	Oct. 18, 2019	Sep. 18, 2019	Aug. 18, 2019	Jul. 18, 2019	Jun. 18, 2019	May 31, 2019	May 18, 2019	Apr. 30, 2019	Apr. 18, 2019	Mar. 18, 2019	Feb. 28, 2019	Feb. 18, 2019	Jan. 31, 2019	Jan. 18, 2019	Jul. 26, 2018	Jul. 25, 2018	Jul. 13, 2018	Jul. 01, 2018	Mar. 07, 2018	Jan. 30, 2018	Sep. 13, 2016
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																														$ 49,254	$ 65,500			$ 95,257	$ 773,741
Payment received for convertible debt																																																		$ 115,000	$ 640,000
Debt discount maturity term							6 months																									6 months
Debt conversion, description					The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company's common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion.																				The Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $6,000 with a charge to interest expense for the notes. The note was charged to professional fees during the month the note was issued.							The notes have 6 month maturities and 12% interest rates. The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.																		Unamortized debt discount was $2,069, at September 30, 2019, principal was $35,000, and accrued interest was $2,402.	The principal and accrued interest balance of $49,267 was assigned (under the original terms and conditions) to GHS Investments LLC ("GHS") on July 13, 2018 and all principal and interest was converted into common stock by GHS during the year ended September 30, 2018.
Principal amount																																														15,000				$ 10,375
Accrued interest																																														$ 10,170				$ 7,841										$ 7,055
Maturity date					Jun. 30, 2019																													Feb. 28, 2018
Debt instrument interest rate, percentage																																																																											10.00%
Debt instrument fixed interest rate, percentage																																		12.00%																																									24.00%
Number of warrants																																														1,198,271				1,198,271
Penalty expenses																																														$ 31,500
Conversion of common shares, description																																																		EMA fully converted all principal, default charges ($3,650) and accrued interest into common shares during 2018 and surrendered the note.
Debt premium charge to interest expense					$ 90,000		$ 10,000															$ 6,000			$ 6,000				$ 6,000			$ 6,000		$ 2,000												22,810				$ 12,500	$ 8,077
Convertible notes				$ 90,000	$ 90,000		$ 10,000															$ 6,000			$ 6,000				$ 6,000			$ 6,000		$ 6,000																3,000			$ 6,000		$ 6,000				$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000		$ 6,000		$ 6,000	$ 6,000		$ 6,000		$ 6,000
Debt conversion rate, description																																		a) 70% of the share price on the date of the note; or b) 50% of the lowest bid price during the 30 trading days preceding the date of the notice of conversion. In connection with the issuance of this Note, the Company determined that the terms of the Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value.
Derivative liability																																		$ 10,435
Derivative expense																																																		4,035
Derivative fair value																																																		8,881
Gains on debt extinguishment																																														146,375	(14,057)			(57,623)	151,978
Recognised default charges																																																			15,000
Net debt extinguishment loss on conversion of notes																																																		14,057	239,444
Accrued unpaid																																																		2,152
Debt premium																																																		180,618
Convertible debt description		The Company issued a convertible promissory note to Redstart Holdings Corporation in the amount of $78,000. The note bears interest at 10%, matures on December 31, 2019, includes legal fees of $3,000 and is convertible at 35% discount to the average of the lowest two prices observed in the 15 days prior to the issuance of a conversion notice. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $42,000 with a charge to interest.
GHS Investments LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																																$ 73,233		$ 49,267	$ 73,233
Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Interest rate																											12.00%
Debt discount maturity term																																																		5 days
Principal amount																											$ 6,018,192																			29,300											$ 5,700																						$ 3,500,000
Reserve common stock																																																																															7,000.000
Debt premium																																																		$ 281,054
Securities Purchase Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description																																											The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $.01 per share or if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). In addition, if the Company issues any shares of its common stock at less than the conversion price Labrys is entitled to full ratchet anti-dilution in such event. No shares of the Company's common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). Initially, the Company must instruct its transfer agent to reserve 6,198,049 shares of its common stock. The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink) and a $15,000 penalty if not paid by the maturity date. The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. In November 2017, the Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $57,885 with a charge to interest expense.
Securities purchase agreement term, description																																											The Company received a payment of $84,000, net of issue costs of $23,500 which was recorded as a debt discount and is being amortized to interest expense over the Note term, under the terms of a Securities Purchase Agreement dated November 20, 2017, with Labrys Fund, LP ("Labrys") under which Drone USA issued to Labrys (i) a convertible note (the "Note") in the principal amount of $107,500 that bears interest of 10% (24% default rate) per annum and (ii) 335,938 shares of the Company's common stock as a commitment fee which were to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of November 20, 2017. Pursuant to ASC 260, as of December 31, 2017, the 335,938 contingent shares issued under the Financial Consulting Agreement are not considered outstanding and are not included in basic net loss per share or as potentially dilutive shares in calculating the diluted EPS. The Note has a maturity date of August 28, 2018 and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the date of conversion.
Credit Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description			First Replacement Note B, and all other Loan Documents shall be paid in full by the Extended Maturity Date as follows: $52,500 per month from January 13, 2018 to December 13, 2018 and the remaining principal and accrued interest on January 13, 2019. Interest payments made since the amendment have totaled $323,440 and are therefore not in accord with that amendment. However, TCA has received payments under the 3(a)(10) settlement (below) totaling $308,100 during the year ended September 30, 2018, and another $270,320, during the year ended September 30, 2019. The principal balance was $4,788,642 at September 30, 2018.
Convertible debt description			The Company's senior lender amended its credit facility which had been restructured in January 2018 when fees for advisory and other matters along with accrued but unpaid interest were capitalized and separated into two notes, Note A having $1,000,000 principal and Note B having $4,788,642 both having the same maturity terms, interest rates and conversion rights. Under the current amendment total amounts outstanding under the notes along with accrued interest of $537,643 has been capitalized with the principal amount due of $6,018,192, $5,326,285 for Note B and $691,907 for Note A. The restated note has the same conversion price discount and therefore continues to be stock settled debt under ASC 480, an additional $94,878 was charged to interest with a credit to debt premium. The restated note accrues interest on the principal balance at 12% per annum, includes amortization to the new maturity of December 15, 2020.
Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Securities purchase agreement term, description																The conversion rate for any conversion of unpaid principal and interest under the Notes is at a 35% discount to the lowest market price of the shares of the Company's common stock within a 20 day trading period prior to the date of conversion to which an additional 10% discount will be added if the conversion price of the Company's common stock is less than $0.05 per share and no shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock and the conversion shares contain piggy-back registration rights.
Debt default common stock par value, description																	No shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock.				Principal amount of $35,000, including covered fees and original issue discount totaling $5,000. Under the conversion terms of the above note, the holder is entitled to a 35% discount plus an additional 10% discount based on the conversion rights of certain other note holders. Therefore a discount of 45% is assumed for any conversions of this note tranche. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,636 with a charge to interest expense.
Fair value of warrants																$ 12,507	$ 12,507	$ 12,507
Penalty expenses																		31,529
Additional warrant																																									200,000
Convertible notes																																																									$ 29,300
Investments received																		75,500
Debt premium																$ 56,538	$ 56,538	56,538																									$ 56,538
Ema Financial [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Net debt extinguishment loss on conversion of notes								$ 239,444
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Interest rate																																												10.00%
Debt conversion, description																				The following notes have been issued to the law firm, each having six month term to maturity and 12% annual interest but a change in the conversion terms such that a fixed discount of 50% of the lowest bid price in the 30 trading days immediately preceding the notice of conversion.																								(i) the Conversion Amount (the numerator); divided by (ii) 85% of the lowest of the daily volume weighted average price of the Company's common stock during the five business days immediately prior to the conversion date, which price shall be indicated in the conversion notice (the denominator) (the "Conversion Price").						The Company issued a convertible note to Livingston Asset Management for $51,000 ($17,000, for each of the months from July to September, 2019), under the same interest rate and conversion discount terms. The note matures on March 31, 2020.
Principal amount																				$ 12,500			$ 12,500								$ 12,500				$ 12,500	$ 12,500													$ 12,500	$ 155,000						$ 12,500								$ 12,500		$ 12,500			$ 12,500		$ 12,500					$ 12,500		$ 1,000,000
Maturity date									Jan. 31, 2019														May 31, 2019			Apr. 30, 2019					Mar. 31, 2019		Feb. 28, 2019		Jan. 31, 2019	Dec. 31, 2018
Debt instrument interest rate, percentage															30.00%																													30.00%
Annual interest rate																																				10.00%
Conversion of common shares, description																																				The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.
Monthly fee																																																		17,000																										20,000
Monthly convertible note																																																																												17,000
Monthly cash due																																																																												$ 3,000
Debt premium															$ 21,428																													$ 21,428																																	$ 6,429
Convertible debt description																										The terms of the monthly fee notes issued between December 1, 2018 through September 30, 2019, totaling $136,375, in principal such that the notes are no longer convertible into common stock. The principal balance of $136,375, was reclassified to notes and loans payable and the related put premiums totaling $136,375, were recognized as gains on debt extinguishment on the date of the amendment.
Jefferson Street Capital LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description																												The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at the lower of: 50% discount to the lowest bid price over the 20 trading days prior to conversion notification; or 50% of the lowest bid price during the 20 trading days prior to the closing date of the related assignment.
Trillium Partners LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description	The Company issued a convertible promissory note to Trillium Partners LP for cash in the amount of $10,000. The note bears interest at 10%, matures on January 11, 2020, and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 20 trading days immediately preceding the notice of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $10,000 with a charge to interest expense for the notes. The note balance and premium were $10,000 and accrued interest was $213, at September 30, 2019.																													The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification.
Principal amount																			$ 10,000
Debt premium charge to interest expense																														$ 62,500
Converted common stock																								115,668,621
Gains on debt extinguishment																			$ 10,000
Auctus Fund, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																							$ 7,250
Payment received for convertible debt																																							$ 95,000
Securities purchase agreement term, description																																							The Company issued to Auctus a convertible note (the "Note") in the principal amount of $105,000 that bears interest of 10% per annum. The Note has a maturity date of nine months or October 26, 2018, and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion. The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion shares cannot be delivered by DWAC. In addition, if the Company issues any shares of its common stock at less than the conversion price, Auctus is entitled to full ratchet anti-dilution in such event. No shares of the Company's common stock can be issued to the extent Auctus would own more than 4.99% of the outstanding shares of the Company's common stock unless Auctus agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense. Auctus assessed a default penalty of $15,000 which along with $15,000 of additional debt premium was recorded on August 20, 2018. The principal (including the default assessment) and accrued interest were fully converted during the year ended September 30, 2018. Total debt premium of $71,538 was recorded as additional paid in capital on a pro-rata basis at each conversion date.
Principal amount																																							$ 105,000
Debt instrument interest rate, percentage																																							10.00%
Legal fees																																							$ 2,750
Redstart Holding Corporation [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible notes																																																						$ 63,000				$ 68,000
Other Convertible Debt [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt issuance cost																																																	$ 5,000
Debt discount maturity term																																																	6 months
Debt conversion, description												Debt premium $28,538 was recorded as additional paid in capital on a pro-rata basis at each conversion date.																										The Company was under default for failing to maintain a market capitalization of at least $5,000,000 on any trading day. The 421,238 commitment shares were considered issued in February 2018 at a price of $0.09 per share based on the then market close price for a total value of $37,911 which was recorded as interest and financing costs.
Securities purchase agreement term, description										The Company entered into a Securities Purchase Agreement with Power Up under which the Company received $42,000, net of $11,000 in fees and expenses to be recorded as debt discount and amortized to interest expense over the Note term, in return for issuing a convertible promissory note (the "Note") in the principal amount of $53,000. Power Up received a right of first refusal for the first nine months from the date of the Note to provide any debt or equity financing less than $150,000. The Note bears interest at 10% per annum and has a maturity date of December 15, 2018. The Note may be prepaid at a premium ranging from 112% to 137% depending on the length of time following the date of the Note. The Note is convertible after 180 days into shares of the Company's common stock at a discount of 35% of the average of the two lowest closing bid prices of the Company's common stock 15 days prior to the date of conversion and the maximum number of shares issued to Power Up may not exceed 4.99% of the issued and outstanding shares of Drone USA common stock. The Note is subject to customary default provisions, including a cross default provision. The Company is required to have authorized for issuance six times the number of shares that would be issuable upon full conversion of the Note (assuming that the 4.99% limitation is not in effect) and based on the applicable conversion price of the Note in effect from time to time, initially to be 13,046,154 shares of common stock. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,538 with a charge to interest expense. The principal balance and accrued interest were fully converted during the year ended September 30, 2018. Debt premium $28,538 was recorded as additional paid in capital on a pro-rata basis at each conversion date.
Debt instrument interest rate, percentage																																																	12.00%
Debt instrument fixed interest rate, percentage																																																	50.00%
Debt conversion rate, description																																								The Company received a payment of $84,000, net of $23,500 in fees and expenses which was recorded as a debt discount and amortized to interest expense over the Note term under the terms of a Securities Purchase Agreement dated November 20, 2017, with Labrys under which the Company issued to Labrys (i) a convertible note (the "Note") in the principal amount of $107,500 that bears interest of 10% per annum and (ii) 421,238 shares of the Company's common stock as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of December 26, 2017. Pursuant to ASC 260, as of January 9, 2018, the 421,238 contingent shares issued under the Financial Consulting Agreement are not considered outstanding and are not included in basic net loss per share or as potentially dilutive shares in calculating the diluted EPS. The Note has a maturity date of nine months or September 26, 2018, and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion. The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $.01 per share or if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). In addition, if the Company issues any shares of its common stock at less than the conversion price, Labrys is entitled to full ratchet anti-dilution in such event. No shares of Drone USA common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). Initially, the Company must instruct its transfer agent to reserve 8,535,980 shares of its common stock. The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $57,885 with a charge to interest expense. On February 7, 2018 the Company amended the terms to the Note whereby Labrys waives specified existing events of default on the Note and in return will no longer be required, under any circumstances, to return the commitment shares back to the Company's treasury. The Company was under default for failing to maintain a market capitalization of at least $5,000,000 on any trading day. The 421,238 commitment shares were considered issued in February 2018 at a price of $0.09 per share based on the then market close price for a total value of $37,911 which was recorded as interest and financing costs.											Put premiums for stock settled debt were also recognized for $22,500 ($15,000 default penalty) and $26,293 ($50,000 default penalty) with charges to interest expense based on the common stock price discounts associated with the respective conversions of the default amounts.
Market capitalization											$ 5,000,000
Long-term purchase commitment, description											The 335,938 commitment shares were considered issued in February 2018 which was recorded as interest and financing costs at the then market close price of $0.09 per share for a value of $30,234.
Vendor settlement				$ 161,700						$ 161,700
Other Convertible Debt [Member] | Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																		10,500
Debt issuance cost																		$ 19,000
Debt discount maturity term																		12 months
Debt conversion, description																		The Company is entitled to prepay the Note between 30 days after its issuance until 180 days from its issuance at amounts that increase from 112% of the prepayment amount to 137% of the prepayment amount depending on the length of time when prepayments are made. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense.
Securities purchase agreement term, description																		The terms of a Securities Purchase Agreement dated October 25, 2017.
Debt default common stock par value, description																		The Note is subject to customary default provisions including an event of default if the bid price of the Company's common stock is less than its par value of $.0001 per share.
Other Convertible Debt [Member] | Labrys Fund LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt discount maturity term																																											9 months
Payments issuance cost																																											$ 23,500
Reserve common stock																																											6,198,049
Other Convertible Debt [Member] | Labrys [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Additional default penalties																																																																									$ 50,000	$ 15,000
Other Convertible Debt [Member] | Redstart Holding Corporation [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																																		4,851
Debt issuance cost																																																		912
Others Convertible Debt [Member] | Ema Financial [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts														$ 20,200
Payment received for convertible debt														79,000
Debt issuance cost														$ 5,800
Debt discount maturity term														12 months
Debt conversion, description														No shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock
Securities purchase agreement term, description														The terms of a Securities Purchase Agreement dated October 25, 2017.
Principal amount														$ 105,000																												$ 105,000
Debt conversion rate, description														The Note has a maturity date of December 7, 2018 and has a conversion rate for any unpaid principal and interest at a conversion price which is the lower of (i) the closing sales price of the Company's common stock on the trading day immediately preceding the date of funding and (ii) a 35% discount to (a) the lowest sales price of the shares of the Company's common stock within a 20 day trading period including and immediately preceding the conversion date or (b) the lowest bid price on the conversion date, whichever is lower, and the conversion shares contain piggy-back registration rights. The conversion rate is further reduced under certain events, including if the closing sales price is less than $0.095 in which case the conversion rate is a 50% discount under the terms set forth above. No shares of the Company's common stock can be issued to the extent EMA Financial would own more than 4.99% of the outstanding shares of the Company's common stock. The Company also is required at all times to have authorized and reserved eight times the number of shares that is actually issuable upon full conversion or adjustment of the Note (based on the conversion price of the Note in effect from time to time) and initially must instruct its transfer agent to reserve 6,802,000 shares of common stock in the name of EMA Financial for issuance upon conversion. The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance at a premium of 135% of the unpaid principal and interest if paid within 90 days after the issue date and 150% thereafter. In connection with the issuance of this Note, the Company determined that the terms of the Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value. Accordingly, under the provisions of FASB ASC Topic No. 815-40, "Derivatives and Hedging – Contracts in an Entity's Own Stock", the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Binomial valuation model. At the end of each period, the Company revalued the embedded conversion option and warrants derivative liabilities. In connection with this Note, on the initial measurement date of December 7, 2017, the fair values of the embedded conversion option derivative of $149,028 was recorded as derivative liabilities, $70,028 was charged to current period operations as initial derivative expense, and $79,000 was recorded as a debt discount and is being amortized into interest expense over the term of this Note.																												Interest of 10% (24% default rate) per annum.										(i) the annual interest rate to 12% percent and (ii) the Original Issue Discount by $3,650.
Convertible Debt [Member] | Morningview Financial, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts													$ 7,500
Payment received for convertible debt													60,000
Debt issuance cost													$ 7,500
Debt discount maturity term													12 months
Debt default common stock par value, description													Debt premium $55,529 was recorded as additional paid in capital on a pro-rata basis at each conversion date.
Debt instrument interest rate, percentage													12.00%
Debt instrument fixed interest rate, percentage													18.00%
Debt conversion rate, description													The Note has a maturity date of 12 months and a conversion rate for any unpaid principal and interest and a conversion price which is a 35% discount to the lowest sales price of the shares of the Company's common stock within a 20-day trading period including and immediately preceding the conversion date. The conversion rate is further reduced under certain events, including if the closing sales price is less than $0.05 in which case the conversion rate is a 45% discount under the terms set forth above. No shares of the Company's common stock can be issued to the extent Morningview Financial would own more than 4.99% of the outstanding shares of the Company's common stock. The Company also is required at all times to have authorized and reserved eight times the number of shares that is actually issuable upon full conversion or adjustment of the Note (based on the conversion price of the Note in effect from time to time). The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company's Trading Price as that term is defined in the Note is less than $.0001 or if a money judgment, writ or similar process shall be entered or filed against the Company or any of its subsidiaries for more than $50,000, and shall remain unvacated, unbonded or unstayed for a period of 20 days unless otherwise consented to by the holder of the Note. Additionally, upon default and default notice by the lender, the amount immediately due shall be increased to 150% or 200% of the outstanding principal and interest due depending upon the default provisions, plus default interest. The Company is entitled to prepay the Note between the issue date until 180 days from its issuance at a premium of 135% of the unpaid principal and interest. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $44,423 with a charge to interest expense. Mornningview Financial assessed charges of $20,625 under technical default terms of the note during the month of June 2018. The Company increased principal and debt discount by $20,625 and recorded additional premium of $11,106 in connection with the stock settled debt feature discussed above.
Third Party [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																																			$ 17,500
Debt issuance cost						$ 10,000																															$ 10,000
Debt conversion, description																																																The Company increased note principal to $122,500 and added $8,077 to debt premium related to the stock settled debt feature discussed above.
Principal amount																																													$ 250,000
Maturity date																																					Oct. 20, 2018								Apr. 20, 2018
Debt instrument interest rate, percentage																																													18.00%
Penalty expenses																																																$ 15,000
Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																														90,000
Accrued interest																																														$ 6,773
Converted common stock																																														214,286
Debt premium																																														$ 90,000
Convertible debt description					The Company issued a convertible promissory note for $90,000 to a vendor in settlement of approximately $161,700 of past due amounts due for services. The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company's common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $90,000 with a charge to interest expense for the notes. The original amount payable was reduced by $90,000 on the date the note was issued. The remaining balance in accounts payable of approximately, $71,700, was recognized as a gain on debt extinguishment during the year ended September 30, 2019.
Convertible Promissory Note [Member] | Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																														94,500
Accrued interest																																														6,678
Debt premium																																														56,733
Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																														$ 2,176	$ 3,000			$ 72,519	$ 756,291
Debt conversion rate, description															The note matures in six months and is convertible into shares of our common stock at a 30% reduction off the lowest closing bid price for 20 trading days prior to the date of conversion.
Convertible Note [Member] | Trillium Partners LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description	The Company issued a convertible promissory note to Trillium Partners LP for cash in the amount of $10,000. The note bears interest at 10%, matures on January 11, 2020, and was convertible into the Company’s common stock at 50% of the lowest closing bid price on the 20 trading days immediately preceding the notice of conversion. The Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $10,000 with a charge to interest expense for the notes.